                         LORD ABBETT RESEARCH FUND, INC.
                      LORD ABBETT GROWTH OPPORTUNITIES FUND

                     SUPPLEMENT DATED AUGUST 3, 2006 TO THE
                         PROSPECTUS DATED APRIL 1, 2006
                        (CLASS A, B, C, P, AND Y SHARES)

With respect to the Fund referenced above, the second paragraph in the section of the Prospectus entitled "Management - Investment Managers" is replaced with the following:

Frederick J. Ruvkun heads the investment management team and is primarily responsible for the day-to-day management of the Fund. Mr. Ruvkun, Mid Cap Growth Investment Manager, joined Lord Abbett in 2006 from J. & W. Seligman & Co., where he served as a Managing Director and Leader of the Small Cap Growth Team and a Portfolio Manager of SMID Cap Growth Assets. Mr. Ruvkun has been in the investment management business since 1983.

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                         LORD ABBETT RESEARCH FUND, INC.
                        LORD ABBETT AMERICA'S VALUE FUND
                      LORD ABBETT GROWTH OPPORTUNITIES FUND
                         LORD ABBETT LARGE-CAP CORE FUND
                        LORD ABBETT SMALL-CAP VALUE FUND
                        (CLASS A, B, C, P, AND Y SHARES)

                     SUPPLEMENT DATED AUGUST 3, 2006 TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED APRIL 1, 2006

1. THE SECTION ENTITLED "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT MANAGERS" IS REPLACED WITH THE FOLLOWING:

INVESTMENT MANAGERS
As stated in the Prospectuses, Lord Abbett uses a team of investment managers and analysts acting together to manage the investments of each Fund.

Edward K. von der Linde and Christopher J. Towle head the America's Value Fund team and are primarily and jointly responsible for the day-to-day management of the Fund.

Frederick J. Ruvkun heads the Growth Opportunities Fund team and is primarily responsible for the day-to-day management of the Fund.

Daniel H. Frascarelli heads the Large-Cap Core Fund team and the other senior member is Paul J. Volovich. Messrs. Frascarelli and Volovich are primarily and jointly responsible for the day-to-day management of the Fund.

Robert P. Fetch heads the Small-Cap Value Fund team and is primarily responsible for the day-to-day management of the Fund.

The following table indicates for each Fund as of November 30, 2005 (or July 31, 2006, as noted below): (1) the number of other accounts managed by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund within certain categories of investment vehicles; and (2) the total assets in such accounts managed within each category. For each of the categories a footnote to the table also provides the number of accounts and the total assets in the accounts with respect to which the management fee is based on the performance of the account. Included in the Registered Investment Companies or mutual funds category are those U.S. registered funds managed or sub-advised by Lord Abbett, including funds underlying variable annuity contracts and variable life insurance policies offered through insurance companies. The Other Pooled Investment Vehicles category includes collective investment funds, offshore funds and similar non-registered investment vehicles. Lord Abbett does not manage any hedge funds. The Other Accounts category encompasses Retirement and Benefit Plans (including both defined contribution and defined benefit plans) sponsored by various corporations and other entities, individually managed institutional accounts of various corporations, other entities and individuals, and separately managed accounts in so-called wrap fee programs sponsored by Financial Intermediaries unaffiliated with Lord Abbett. (The data shown below are approximate.)

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
                                                            OTHER ACCOUNTS MANAGED (# AND TOTAL ASSETS IN MILLIONS)
                                                            -------------------------------------------------------
                                                                                      OTHER POOLED
                                                           REGISTERED INVESTMENT       INVESTMENT
FUND                           NAME                              COMPANIES              VEHICLES          OTHER ACCOUNTS
----                           ----                              ---------              --------          --------------
America's Value Fund           Edward K. von der Linde        11 / $ 14,049.0           1 / $ 62.9        5,495 / $2,909.0
                               Christopher J. Towle           13 / $ 12,581.0         3 / $ 1,192.3      5,432 / $ 2,279.0

Growth Opportunities Fund      Frederick J. Ruvkun (1)           2 / $139.8             2 / $88.9            1 / $14.1

Large-Cap Core Fund            Daniel H. Frascarelli            4 / $ 116.2              0 / $0.0             0 / $0.0
                               Paul J. Volovich                  2 / $ 28.0              0 / $0.0             0 / $0.0

Small-Cap Value Fund           Robert P. Fetch                 4 / $ 3,119.8            1 / $ 92.2      1,103* / $ 2,624.8*

     (1) Mr. Ruvkun became an employee of Lord Abbett and an investment manager of the Growth Opportunities Fund on July 31, 2006; therefore these figures were calculated as of July 31, 2006.

     * Included in the number of accounts and total assets are 2 accounts with respect to which the management fee is based on the performance of the account; such account totals $518.8 million in total assets.

     Conflicts of interest may arise in connection with the investment managers' management of the investments of the Funds and the investments of the other accounts included in the table above. Such conflicts may arise with respect to the allocation of investment opportunities among the Funds and other accounts with similar investment objectives and policies. An investment manager potentially could use information concerning a Fund's transactions to the advantage of other accounts and to the detriment of the Funds. To address these potential conflicts of interest, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. In addition, Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest with the interests of Lord Abbett's clients including the Funds. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity, a structure that could give rise to additional conflicts. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the investment managers' management of the investments of the Funds and the investments of the other accounts referenced in the table above.

     2. THE SECTION ENTITLED "INVESTMENT ADVISORY AND OTHER SERVICES - HOLDINGS OF INVESTMENT MANAGERS" IS REPLACED WITH THE FOLLOWING:

     HOLDINGS OF INVESTMENT MANAGERS

     The following table indicates for each Fund the dollar range of shares beneficially owned by each investment manager who is primarily and/or jointly responsible for the day-to-day management of that Fund, as of November 30, 2005 (or August 2, 2006, as noted below). This table includes the value of shares beneficially owned by such investment managers through 401(k) plans and certain other plans or accounts, if any.


                                      -2-
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
                                                                         DOLLAR RANGE OF SHARES IN THE PORTFOLIO
                                                             $1-        $10,001-   $50,001-    $100,001-   $500,001-        OVER
FUND                      NAME                      NONE     $10,000    $50,000    $100,000    $500,000    $1,000,000    $1,000,000
----                      ----                      ----     -------    -------    --------    --------    ----------    ----------
America's Value Fund      Edward K. von der Linde                                     X
                          Christopher J. Towle                             X

Growth Opportunities
Fund                      Frederick J. Ruvkun (1)                          X

Large-Cap Core Fund       Daniel H. Frascarelli                                                   X
                          Paul J. Volovich                                            X

Small-Cap Value Fund      Robert P. Fetch                                                                                    X

     (1) Mr. Ruvkun became an employee of Lord Abbett and an investment manager of the Growth Opportunities Fund on July 31, 2006; therefore these figures were calculated as of August 2, 2006.


                                      -3-